GOVERNMENT GRANTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Government Grants [Abstract]
Deferred government grants	$ 6,686	$ 7,373
Current	532	68
Non-current	$ 6,154	$ 7,305